Supplemental Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 129,865	$ 299,169	$ 344,541	$ 220,655
Patient accounts receivable, net of allowance for doubtful accounts	1,834,167	1,714,542
Supplies	346,611	329,114
Deferred income taxes	89,797	115,819
Prepaid expenses and taxes	214,002	219,218
Other current assets	231,647	193,331
Total current assets	2,846,089	2,871,193
Property and equipment, net	6,855,976	6,324,437
Goodwill	4,264,845	4,150,247	4,157,927
Other assets, net of accumulated amortization	1,241,930	1,352,246
Total assets	15,208,840	14,698,123
Current liabilities:
Current maturities of long-term debt	63,706	63,139
Accounts payable	748,997	526,338
Deferred income taxes	0	8,882
Interest	110,121	146,415
Accrued liabilities	988,315	897,266
Total current liabilities	1,911,139	1,642,040
Long-term debt	8,782,798	8,808,382
Deferred income taxes	704,725	608,177
Other long-term liabilities	949,990	1,001,675
Total liabilities	12,348,652	12,060,274
Redeemable noncontrolling interests in equity of consolidated subsidiaries	395,743	387,472
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	915	936
Additional paid-in capital	1,086,008	1,126,751
Treasury stock, at cost, 975,549 shares at December 31, 2011 and December 31, 2010	(6,678)	(6,678)
Accumulated other comprehensive (loss) income	(184,479)	(230,927)	(221,385)
Retained earnings	1,501,330	1,299,382
Total Community Health Systems, Inc. stockholders' equity	2,397,096	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	67,349	60,913
Total equity	2,464,445	2,250,377	2,015,417	1,672,486
Total liabilities and equity	15,208,840	14,698,123
Parent Guarantor [Member]
Current assets:
Deferred income taxes	89,797	115,819
Prepaid expenses and taxes	101,389	118,464
Total current assets	191,186	234,283
Intercompany receivable	1,160,785	1,079,294
Net investment in subsidiaries	1,758,458	1,510,063
Total assets	3,110,429	2,823,640
Current liabilities:
Deferred income taxes		8,882
Accrued liabilities	7,580	7,595
Total current liabilities	7,580	16,477
Deferred income taxes	704,725	608,177
Other long-term liabilities	1,028	9,522
Total liabilities	713,333	634,176
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	915	936
Additional paid-in capital	1,086,008	1,126,751
Treasury stock, at cost, 975,549 shares at December 31, 2011 and December 31, 2010	(6,678)	(6,678)
Accumulated other comprehensive (loss) income	(184,479)	(230,927)
Retained earnings	1,501,330	1,299,382
Total Community Health Systems, Inc. stockholders' equity	2,397,096	2,189,464
Total equity	2,397,096	2,189,464
Total liabilities and equity	3,110,429	2,823,640
Issuer [Member]
Current assets:
Prepaid expenses and taxes	117	116
Other current assets	10,235	41
Total current assets	10,352	157
Intercompany receivable	9,294,295	9,002,158
Other assets, net of accumulated amortization	99,521	131,352
Net investment in subsidiaries	6,413,757	5,267,860
Total assets	15,817,925	14,401,527
Current liabilities:
Current maturities of long-term debt	49,954	49,953
Accounts payable	345
Interest	109,984	146,297
Accrued liabilities	567	567
Total current liabilities	160,850	196,817
Long-term debt	8,707,805	8,734,473
Intercompany payable	4,936,587	3,619,651
Other long-term liabilities	254,228	340,526
Total liabilities	14,059,470	12,891,467
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Additional paid-in capital	701,399	640,683
Accumulated other comprehensive (loss) income	(184,479)	(230,927)
Retained earnings	1,241,535	1,100,304
Total Community Health Systems, Inc. stockholders' equity	1,758,455	1,510,060
Total equity	1,758,455	1,510,060
Total liabilities and equity	15,817,925	14,401,527
Other Guarantors [Member]
Current assets:
Cash and cash equivalents	14,536	213,117	238,450	158,532
Patient accounts receivable, net of allowance for doubtful accounts	1,088,121	969,928
Supplies	215,203	193,902
Prepaid expenses and taxes	83,983	88,647
Other current assets	141,192	137,113
Total current assets	1,543,035	1,602,707
Intercompany receivable	1,741,928	1,424,734
Property and equipment, net	4,395,498	3,889,651
Goodwill	2,412,517	2,331,452
Other assets, net of accumulated amortization	523,645	438,131
Net investment in subsidiaries	2,450,625	1,944,795
Total assets	13,067,248	11,631,470
Current liabilities:
Current maturities of long-term debt	9,625	11,070
Accounts payable	511,145	361,088
Interest	131	116
Accrued liabilities	662,746	567,101
Total current liabilities	1,183,647	939,375
Long-term debt	49,184	44,831
Intercompany payable	9,290,461	8,424,670
Other long-term liabilities	433,119	371,667
Total liabilities	10,956,411	9,780,543
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	1	1
Additional paid-in capital	769,841	685,921
Accumulated other comprehensive (loss) income	(21,687)	(12,990)
Retained earnings	1,362,682	1,177,995
Total Community Health Systems, Inc. stockholders' equity	2,110,837	1,850,927
Total equity	2,110,837	1,850,927
Total liabilities and equity	13,067,248	11,631,470
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	115,329	86,052	106,091	62,123
Patient accounts receivable, net of allowance for doubtful accounts	746,046	744,614
Supplies	131,408	135,212
Prepaid expenses and taxes	28,513	11,991
Other current assets	80,220	56,177
Total current assets	1,101,516	1,034,046
Intercompany receivable	1,672,003	1,370,494
Property and equipment, net	2,460,478	2,434,786
Goodwill	1,852,328	1,818,795
Other assets, net of accumulated amortization	618,764	782,763
Total assets	7,705,089	7,440,884
Current liabilities:
Current maturities of long-term debt	4,127	2,116
Accounts payable	237,507	165,250
Interest	6	2
Accrued liabilities	317,422	322,003
Total current liabilities	559,062	489,371
Long-term debt	25,809	29,078
Intercompany payable	6,229,469	6,086,227
Other long-term liabilities	261,615	279,960
Total liabilities	7,075,955	6,884,636
Redeemable noncontrolling interests in equity of consolidated subsidiaries	395,743	387,472
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	2	2
Additional paid-in capital	59,941	39,693
Retained earnings	106,099	68,169
Total Community Health Systems, Inc. stockholders' equity	166,042	107,864
Noncontrolling interests in equity of consolidated subsidiaries	67,349	60,913
Total equity	233,391	168,777
Total liabilities and equity	7,705,089	7,440,885
Eliminations [Member]
Current assets:
Intercompany receivable	(13,869,011)	(12,876,680)
Net investment in subsidiaries	(10,622,840)	(8,722,718)
Total assets	(24,491,851)	(21,599,398)
Current liabilities:
Intercompany payable	(20,456,517)	(18,130,548)
Total liabilities	(20,456,517)	(18,130,548)
Community Health Systems, Inc. stockholders' equity:
Preferred stock	0
Common stock	(3)	(3)
Additional paid-in capital	(1,531,181)	(1,366,297)
Accumulated other comprehensive (loss) income	206,166	243,917
Retained earnings	(2,710,316)	(2,346,468)
Total Community Health Systems, Inc. stockholders' equity	(4,035,334)	(3,468,851)
Total equity	(4,035,334)	(3,468,851)
Total liabilities and equity	$ (24,491,851)	$ (21,599,399)